EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (Details Narrative) € in Millions				6 Months Ended
	Jul. 28, 2023 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	May 31, 2023 EUR (€)
Wellbeing [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred				$ 5,000,000
Upfront payment			$ 250,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value			4,750,000
Proceeds from Sale of Productive Assets			$ 50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Received grant funding					$ 1,500,000	€ 1.4
Stock Issued During Period, Shares, New Issues | shares	7,140,350
Subsequent Event [Member] | Prefunded Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	7,400,000
Subsequent Event [Member] | Wellbeing [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 5,000,000
Upfront payment		250,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value		4,750,000
Proceeds from Sale of Productive Assets		$ 50,000,000